Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade and other payables	$ 456,589	$ 225,798
Accrued liabilities	1,977,816	37,000
Totals	$ 2,434,405	$ 262,798